RELATED PARTY TRANSACTIONS - Interest charged by the related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Related party transactions
Interest charged by the related parties	$ 292
Sky Solar (Hong Kong) International Co., Ltd.
Related party transactions
Interest rate (as a percent)	12.00%	12.00%	12.00%
Interest charged by the related parties	$ 292